U.S. SECURITIES AND EXCHANGE COMMISSION
			       Washington, D.C.  20549

					FORM 24F-2
			   Annual Notice of Securities Sold
				Pursuant to Rule 24f-2

		Read instructions at end of Form before preparing Form.
				   Please print or type.

 1.  Name and address of issuer:

	MassMutual Institutional Funds
	1295 State Street
	Springfield, MA  01111

 2. Name of each series or class of funds for which this notice is filed:

     MassMutual Prime Fund              MassMutual Value Equity Fund
     MassMutual Short Term Bond Fund    MassMutual Small Cap Value
					Equity Fund
     MassMutual Core Bond Fund          MassMutual International Equity
     MassMutual Balanced Fund           Fund

 3.  Investment Company Act File Number:  811-8274

     Securities Act File Number:        33-73824

 4.  Last day of fiscal year for which this notice is filed:
     December 31, 1995

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
     24f-2 declaration:                                   [ ]

 6.  Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable (see Instruction A.6):

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

      NONE

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

      NONE

 9. Number and aggregate sale price of securities sold during the fiscal year:

      Number of shares: 93,754,200    Aggregate sale price:
      $1,282,081,094

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      Number of shares: 93,754,200    Aggregate sale price:
      $1,282,081,094

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      Number of shares: 10,891,240    Aggregate sale price: $138,888,302

12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
	    during the fiscal year in reliance on
	    rule 24f-2 (from Item 10):                  $ 1,282,081,094

     (ii)   Aggregate price of shares issued in
	    connection with dividend reinvestment
	    plans (from Item 11, if applicable):      +     138,888,302

     (iii)  Aggregate price of shares redeemed or
	    repurchased during the fiscal year (if
	    applicable):                              -   1,028,507,496

     (iv)   Aggregate price of shares redeemed or
	    repurchased and previously applied as
	    a reduction to filing fees pursuant to
	    rule 24e-2 (if applicable):               +      N/A

     (v)    Net aggregate price of securities sold
	    and issued during the fiscal year in
	    reliance on rule 24f-2 [line (i), plus
	    line (ii), less line (iii), plus line
	    (iv)] (if applicable):                          392,461,900

     (vi)   Multiplier prescribed by Section 6(b)
	    of the Securities Act of 1933 or other
	    applicable law or regulation (see
	    Instruction C.6):                         x         1/2900

     (vii)  Fee due [line (i) or line (v) multiplied
	    by line (vi)]:                                  $135,331.69

INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of
     the Commission's Rules of Informal and Other
     Procedures (17 CFR 202.3a).                     [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 23, 1996



			 SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*       /s/Stephen L. Kuhn

				     ____________________

				     Stephen L. Kuhn
				     Vice President and Secretary

     Date:  February 19, 1996

*Please print the name and title of the signing officer below the signature.